UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

Table of Contents

Letter to Shareholders	2
Schedule of Investments	6
Sector Diversification	11
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Disclosure of Fund Expenses	26
Liquidity Risk Mangement Program	28

Letter to Shareholders

For the six months ended March 31, 2024, Causeway International Value Fund’s (the “Fund’s”) Institutional Class returned 12.91% and Investor Class returned 12.75% compared to the MSCI EAFE Index (Net) return of 16.81% and the MSCI EAFE Index (Gross) return of 17.01%. Since the Fund’s inception on October 26, 2001, its average annual total returns are 7.34% for the Institutional Class and 7.09% for the Investor Class compared to the MSCI EAFE Index (Net) average annual total return of 6.03% and the MSCI EAFE Index (Gross) average annual total return of 6.51%. Effective January 26, 2024, the Fund’s benchmark changed from the MSCI EAFE Index (Gross) to the MSCI EAFE Index (Net) (“Index”)*. As of March 31, 2024, the Fund had net assets of $7.76 billion.

Performance Review

A rally in technology stocks drove international equities higher over the six-month period. During the period, the best-performing country markets within the Index included the Netherlands, Italy, and Japan in local currency terms. The weakest-performing countries within the Index included Hong Kong, Portugal, and Norway. The top-performing sectors were information technology, industrials, and consumer discretionary. The poorest-performing sectors were consumer staples, energy, and utilities.

Fund holdings in the pharmaceuticals & biotechnology, semiconductors & semi equipment, and household & personal products industry groups were the largest detractors from the Fund’s performance relative to the Index. Holdings in the capital goods, transportation, and banks industry groups were the greatest contributors to relative performance. The largest stock-level detractors from absolute return included household & personal care products company, Reckitt Benckiser Group (United Kingdom), pharmaceutical and biomedical company, Bayer AG (Germany), and Asian life insurer, Prudential Plc (United Kingdom). The top stock-level contributors to absolute return included jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom), banking & financial services company, UniCredit S.p.A. (Italy), and enterprise software company, SAP SE (Germany).

Significant Portfolio Changes

The largest stock-level increases included retailer, Seven & I Holdings Co., Ltd. (Japan), semiconductor manufacturer, Infineon Technologies AG (Germany), and luxury goods company, Kering SA (France). The most significant stock-level decreases included consumer goods company, Unilever (United Kingdom), metals & mining company, Rio Tinto Plc (United Kingdom), and food & beverage producer, Danone (France).

Fund exposures to currencies, industries, and countries are largely a by-product of our bottom-up stock selection process. Notable increases in the Fund’s sector weights included industrials, consumer discretionary, and communication services. Notable decreases in sector exposure included financials, health care, and energy. From a regional perspective, the most notable weight changes included higher allocations to Japan, the United Kingdom, and the Netherlands. The most significantly reduced country weights included Italy, Switzerland, and South Korea.

Causeway International Value Fund

Investment Outlook

European equities, on a sector-neutral basis, are trading at valuation discounts to the US not seen since sovereign debt concerns roiled the region in 2011. We are increasing exposure to well-vetted European-listed stocks across various sectors, including information technology, materials, industrials, and consumer discretionary. Valuations in Japan have risen, catalyzed by earnings upgrades in certain export-related industries, capital inflows redirected away from Chinese markets, and optimism for improving corporate governance. Causeway’s investment team remains focused on identifying long-term “winners” in Japan’s efforts to improve shareholder returns, with six of our portfolio managers and analysts conducting research trips there in the early months of the year. However, the long-term challenges persist, namely, delivering consistently improving returns on capital.

We continue to identify companies we believe are creating value in their businesses through operational restructuring. Conservative assumptions and our interactions with company managements build our conviction in the share price upside from strengthening underearning businesses, generating more cash flow, and increasing profitability. In our clients’ fundamental portfolios, we aim to balance these restructuring holdings with competitively positioned companies, such as those operating in oligopolistic markets with sustained pricing power, trading at reasonable valuations. Given positive real interest rates in most regions, dividends and buybacks currently are an especially meaningful component of total return. Though we reduced client exposure to banks during the period, we hold those with the highest risk-adjusted returns and anticipate portfolios will continue to benefit from their capital return programs. Positive real interest rates should continue to support a value investment style underpinned by rigorous fundamental research.

We thank you for your continued confidence in Causeway International Value Fund.

March 31, 2024

Brian Woonhyung Cho Portfolio Manager	Jonathan Eng Portfolio Manager	Harry Hartford Portfolio Manager

Sarah Ketterer Portfolio Manager	Ellen Lee Portfolio Manager	Conor Muldoon Portfolio Manager

Causeway International Value Fund

Steven Nguyen Portfolio Manager	Alessandro Valentini Portfolio Manager

*The MSCI EAFE Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI EAFE Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

A company may reduce or eliminate its dividend, causing losses to the Fund.

Causeway International Value Fund

March 31, 2024

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	14.59%	7.55%	8.83%	4.76%	7.34%
Investor Class	14.25%	7.29%	8.56%	4.51%	7.09%
MSCI EAFE Index (Net)	15.32%	4.78%	7.33%	4.80%	6.03%
MSCI EAFE Index (Gross)	15.90%	5.31%	7.85%	5.30%	6.51%

* Inception is October 26, 2001.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2025. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 26, 2024 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 0.90% and 1.15% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 0.88% and 1.13% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI EAFE Index (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance excluding the U.S. and Canada, consisting of 21 stock markets in Europe, Australasia and the Far East. The Index assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements). The MSCI EAFE Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI EAFE Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Value Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

COMMON STOCK
Belgium — 1.8%
Anheuser-Busch InBev S.A.	2,242,780	$136,612

Brazil — 0.4%
Banco Bradesco SA ADR [1]	10,970,311	31,375

Canada — 2.1%
Alimentation Couche-Tard Inc.	870,440	49,680
Canadian Pacific Kansas City Ltd.	1,308,995	115,413
		165,093
China — 1.0%
Tencent Holdings Ltd.	2,100,600	81,535

France — 13.7%
Air Liquide SA	542,349	112,833
Alstom S.A.	12,022,006	183,266
AXA SA	3,020,153	113,438
BNP Paribas SA	932,593	66,264
Carrefour SA	4,391,073	75,205
Cie de Saint-Gobain S.A.	427,257	33,156
Danone SA	1,749,191	113,020
Kering S.A.	432,931	171,111
Sanofi	1,116,749	109,589
Valeo	813,110	10,167
Vinci S.A.	556,781	71,337
Worldline S.A. [1]	25,730	319
		1,059,705
Germany — 9.4%
Allianz SE	389,612	116,769
Deutsche Telekom AG	6,894,023	167,347
Infineon Technologies AG	2,944,872	100,126
LANXESS AG	3,073,970	82,279
RWE AG	2,602,264	88,323
SAP SE	888,004	172,885
		727,729

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

Hong Kong — 0.5%
The Link Real Estate Investment Trust [2]	8,656,500	$37,217

Ireland — 1.1%
Ryanair Holdings PLC ADR	585,892	85,300

Italy — 4.4%
Enel SpA	25,167,930	166,146
UniCredit SpA	4,621,150	175,367
		341,513
Japan — 6.8%
FANUC Corp.	5,378,600	149,938
Murata Manufacturing Co. Ltd.	6,747,500	126,343
Renesas Electronics Corp.	2,204,700	39,090
Seven & i Holdings Co. Ltd.	7,793,700	113,266
Takeda Pharmaceutical Co. Ltd.	3,696,900	102,643
		531,280
Netherlands — 6.3%
Akzo Nobel NV	2,069,665	154,470
Heineken NV	358,528	34,557
ING Groep NV	8,865,194	145,816
Koninklijke Philips NV [1]	7,874,613	158,068
		492,911
Singapore — 1.0%
United Overseas Bank Ltd.	3,478,400	75,506

South Korea — 4.7%
Samsung Electronics Co. Ltd.	5,239,029	314,439
SK Hynix Inc.	359,312	47,561
		362,000
Spain — 3.5%
Aena SME S.A.	590,225	116,178
Amadeus IT Group S.A.	1,209,720	77,576
Iberdrola S.A.	6,055,869	75,101
		268,855

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

Sweden — 0.5%
Assa Abloy AB, Class B	1,447,931	$41,541

Switzerland — 4.8%
Cie Financiere Richemont SA, Class A	285,031	43,457
Julius Baer Group Ltd.	690,625	39,882
Novartis AG	1,090,180	105,615
Roche Holding AG	708,385	180,425
		369,379
United Kingdom — 34.8%
Anglo American PLC	1,603,129	39,493
AstraZeneca PLC	1,381,000	186,121
Barclays PLC	97,289,943	224,959
Berkeley Group Holdings PLC	715,319	42,957
BP PLC	33,242,359	207,980
British American Tobacco PLC	3,526,468	107,089
Compass Group PLC	2,589,692	75,929
Diageo PLC	4,724,701	174,456
GSK PLC	7,036,906	151,751
Kingfisher PLC	14,199,523	44,697
Legal & General Group PLC	24,727,223	79,397
NatWest Group PLC	18,312,157	61,364
Prudential PLC	19,205,284	180,102
Reckitt Benckiser Group PLC	3,364,527	191,603
RELX PLC (EUR)	2,058,597	89,170
RELX PLC (GBP)	938,798	40,571
Rio Tinto PLC	484,667	30,690
Rolls-Royce Holdings PLC [1]	85,999,529	463,158
Segro PLC [2]	4,889,758	55,779
Shell PLC	5,548,615	185,301
WH Smith PLC	4,137,039	68,768
		2,701,335
Total Common Stock
(Cost $6,365,002) — 96.8%		7,508,886

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.241% *	189,071,921	$189,072

Total Short-Term Investment
(Cost $189,072) — 2.4%		189,072

Total Investments — 99.2%
(Cost $6,554,074)		7,697,958

Other Assets in Excess of Liabilities — 0.8%		61,526

Net Assets — 100.0%		$7,759,484

*	The rate reported is the 7-day effective yield as of March 31, 2024.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Schedule of Investments (concluded)

March 31, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Belgium	$136,612	$—	$—	$136,612
Brazil	31,375	—	—	31,375
Canada	165,093	—	—	165,093
China	81,535	—	—	81,535
France	1,059,705	—	—	1,059,705
Germany	727,729	—	—	727,729
Hong Kong	37,217	—	—	37,217
Ireland	85,300	—	—	85,300
Italy	341,513	—	—	341,513
Japan	531,280	—	—	531,280
Netherlands	492,911	—	—	492,911
Singapore	75,506	—	—	75,506
South Korea	362,000	—	—	362,000
Spain	268,855	—	—	268,855
Sweden	41,541	—	—	41,541
Switzerland	369,379	—	—	369,379
United Kingdom	2,701,335	—	—	2,701,335
Total Common Stock	7,508,886	—	—	7,508,886
Short-Term Investment	189,072	—	—	189,072
Total Investments in Securities	$7,697,958	$—	$—	$7,697,958

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Sector Diversification

As of March 31, 2024, the sector diversification was as follows (Unaudited):

Causeway International Value Fund	Common Stock	% of Net Assets
Industrials	17.9%	17.9%
Financials	15.4	15.4
Consumer Staples	12.9	12.9
Health Care	12.7	12.7
Information Technology	10.3	10.3
Consumer Discretionary	8.4	8.4
Materials	5.5	5.5
Energy	5.1	5.1
Utilities	4.2	4.2
Communication Services	3.2	3.2
Real Estate	1.2	1.2
Total	96.8%	96.8%
Short-Term Investment		2.4
Other Assets in Excess of Liabilities		0.8
Net Assets		100.0%

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Statement of Assets and Liabilities (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL VALUE FUND
3/31/24
ASSETS:
Investments at Value (Cost $6,554,074)	$7,697,958
Foreign Currency (Cost $2,696)	2,696
Receivable for Investment Securities Sold	53,149
Receivable for Dividends	30,547
Receivable for Tax Reclaims	24,883
Receivable for Fund Shares Sold	14,724
Prepaid Expenses	143
Total Assets	7,824,100
LIABILITIES:
Payable for Investment Securities Purchased	45,198
Payable for Fund Shares Redeemed	8,806
Payable Due to Adviser	5,132
Payable for Income Tax Liability	3,934
Payable for Shareholder Service Fees - Investor Class	291
Payable Due to Administrator	122
Payable for Trustees' Fees	103
Unrealized Depreciation on Spot Foreign Currency Contracts	52
Other Accrued Expenses	978
Total Liabilities	64,616
Net Assets	$7,759,484
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$6,432,065
Total Distributable Earnings	1,327,419
Net Assets	$7,759,484
Net Asset Value Per Share (based on net assets of $7,357,782,566 ÷ 366,177,998 shares) - Institutional Class	$20.09
Net Asset Value Per Share (based on net assets of $401,701,559 ÷ 20,150,638 shares) - Investor Class	$19.93

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Statement of Operations (000)

(Unaudited)

CAUSEWAY INTERNATIONAL VALUE FUND
10/01/23 to 3/31/24
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $5,286)	$74,351
Total Investment Income	74,351
EXPENSES:
Investment Advisory Fees	28,610
Administration Fees	677
Shareholder Service Fees — Investor Class	551
Transfer Agent Fees	409
Custodian Fees	339
Trustees' Fees	214
Professional Fees	138
Printing Fees	129
Registration Fees	109
Other Fees	356
Total Expenses	31,532
Waiver of Investment Advisory Fees	(584)
Total Waiver	(584)
Net Expenses	30,948
Net Investment Income	43,403

Net Realized Gain (Loss) on:
Investments	240,098
Foreign Currency Transactions	199
Net Realized Gain (Loss)	240,297

Net Unrealized Appreciation (Depreciation) on:
Investments	593,197
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	470
Net Unrealized Appreciation (Depreciation)	593,667
Net Realized and Unrealized Gain	833,964
Net Increase in Net Assets Resulting from Operations	$877,367

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL VALUE FUND
	10/01/23 to 3/31/24 (Unaudited )	10/01/22 to 9/30/23
OPERATIONS:
Net Investment Income	$43,403	$133,639
Net Realized Gain	240,297	193,499
Net Change in Unrealized Appreciation	593,667	1,692,965
Net Increase in Net Assets Resulting From Operations	877,367	2,020,103
DISTRIBUTIONS:
Institutional Class	(243,810)	(96,504)
Investor Class	(15,849)	(4,817)
Total Distributions to Shareholders	(259,659)	(101,321)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	484,537	(151,725)
Total Increase in Net Assets	1,102,245	1,767,057
NET ASSETS:
Beginning of Period	6,657,239	4,890,182
End of Period	$7,759,484	$6,657,239

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

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Financial Highlights

For the Six Months Ended March 31, 2024 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway International Value Fund
Institutional
2024(1)	18.45	0.12	2.22	2.34	(0.36)	(0.34)	(0.70)	—
2023	13.20	0.37	5.16	5.53	(0.28)	—	(0.28)	—
2022	17.55	0.30	(4.33)	(4.03)	(0.32)	—	(0.32)	—
2021	12.93	0.33	4.51	4.84	(0.22)	—	(0.22)	—
2020	14.68	0.21	(1.23)	(1.02)	(0.50)	(0.23)	(0.73)	—
2019	16.53	0.47	(1.84)	(1.37)	(0.37)	(0.11)	(0.48)	—	(2)
Investor
2024(1)	18.29	0.08	2.22	2.30	(0.32)	(0.34)	(0.66)	—
2023	13.09	0.35	5.09	5.44	(0.24)	—	(0.24)	—
2022	17.40	0.25	(4.28)	(4.03)	(0.28)	—	(0.28)	—
2021	12.81	0.29	4.48	4.77	(0.18)	—	(0.18)	—
2020	14.55	0.16	(1.21)	(1.05)	(0.46)	(0.23)	(0.69)	—
2019	16.39	0.44	(1.83)	(1.39)	(0.34)	(0.11)	(0.45)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

20.09	12.91	7,357,782	0.85	0.87	1.24	26
18.45	42.26	6,176,428	0.88	0.90	2.11	54
13.20	(23.39)	4,628,087	0.85	0.88	1.81	58
17.55	37.59	5,838,585	0.85	0.89	1.94	60
12.93	(7.83)	4,537,029	0.88	0.88	1.51	57
14.68	(8.01)	5,896,074	0.90	0.90	3.18	36

19.93	12.75	401,702	1.10	1.12	0.82	26
18.29	41.87	480,811	1.13	1.15	2.02	54
13.09	(23.54)	262,095	1.10	1.13	1.55	58
17.40	37.33	355,468	1.08	1.12	1.73	60
12.81	(8.06)	315,922	1.11	1.12	1.18	57
14.55	(8.26)	615,202	1.14	1.14	3.02	36

The accompanying notes are an integral part of the financial statements.

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Causeway International Value Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2024, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed.

As of and during the six months ended March 31, 2024, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

The Fund may receive payments for Article 63 EU Tax Reclaims (“EU tax reclaims”) related to previously withheld taxes on dividends earned in prior years. EU tax reclaims and associated late interest amounts awarded by European countries, if any, are included in Other Income and Interest Income, respectively, on the Statement of Operations. The Fund has also filed for additional EU tax reclaims. Generally, unless recovery amounts associated with EU tax reclaims are collectible and free from significant contingencies and uncertainties, recoveries will not be recognized in the Fund’s net asset value until collected. The receipt of EU tax reclaims and interest will result in a tax liability to the Fund to offset the tax benefits that shareholders received in the past. The precise amount of the tax liability is uncertain and is subject to settlement negotiations with the U.S. Internal Revenue Service (“U.S. IRS”). Based on information available as of the date of this report, the Fund has accrued an amount of the estimated tax liability payable to the U.S. IRS on behalf of its shareholders which is recorded as Payable for Income Tax Liability on the Statement of Assets and Liabilities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2024, the Fund received commission recapture payments of $24,880.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2025 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2024, the Adviser waived $583,834 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31,

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

2024, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2024, approximately $1,824 (000) of the Fund's net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2024, for the Fund were as follows (000):

Purchases	Sales
$ 2,009,349	$ 1,779,117

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, wars, conflicts, natural disasters, pandemics, epidemics, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. In addition, armed conflict between Israel, Hamas and other groups in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect Fund performance.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2023 and September 30, 2022, was as follows (000):

	Ordinary Income	Total
2023	$101,321	$101,321
2022	113,374	113,374

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$194,891
Undistributed Long-Term Capital Gains	47,109
Unrealized Appreciation	467,669
Other Temporary Differences	42
Total Distributable Earnings	$709,711

For the fiscal year ended September 30, 2023, the Fund utilized $65,030 (000) of short term capital loss carryforwards.

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(continued)

At March 31, 2024, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$ 6,554,074	$ 1,374,604	$ (230,720)	$ 1,143,884

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2024 (Unaudited)		Fiscal Year Ended September 30, 2023
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	60,123	$1,142,570	79,758	$1,400,984
Shares Issued in Reinvestment of Dividends and Distributions	11,065	211,343	5,483	87,181
Shares Redeemed	(39,700)	(754,276)	(101,053)	(1,752,791)
Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	31,488	599,637	(15,812)	(264,626)
Investor Class
Shares Sold	2,951	55,392	13,822	243,405
Shares Issued in Reinvestment of Dividends and Distributions	819	15,527	298	4,716
Shares Redeemed	(9,903)	(186,019)	(7,859)	(135,220)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	(6,133)	(115,100)	6,261	112,901
Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	25,355	$484,537	(9,551)	$(151,725)

8.	Significant Shareholder Concentration

As of March 31, 2024, three of the Fund's shareholders of record owned 49% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise

Causeway International Value Fund

Notes to Financial Statements (Unaudited)

(concluded)

out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Value Fund

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any), and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2023 to March 31, 2024).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway International Value Fund

Disclosure of Fund Expenses (Unaudited)

(concluded)

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,129.10	0.85%	$4.52
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.75	0.85%	$4.29
Actual Fund Return
Investor Class	$1,000.00	$1,128.10	1.10%	$5.85
Hypothetical 5% Return
Investor Class	$1,000.00	$1,019.50	1.10%	$5.55

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Causeway International Value Fund

Liquidity Risk Mangement Program (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2023 through December 31, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Causeway International Value Fund

NOTES

NOTES

NOTES

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-003-1700

(b) Not applicapble.

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

By	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 5, 2024